Derivative Instruments - Fair Values of Derivative Instruments (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gross amounts of recognized derivative instruments	$ 0